10. FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and marketable securities held in Trust Account	$ 5,967,947	$ 32,005,205
Level 1
Cash and marketable securities held in Trust Account	$ 5,967,947	$ 32,005,205